INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) R$ in Thousands	6 Months Ended
Jun. 30, 2026 BRL (R$)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	R$ 1,536,000
Additions	1,247
Intangible assets and goodwill at end of period	1,537,247
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,022,148
Additions	76,603
Intangible assets and goodwill at end of period	2,098,751
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	901,417
Additions	0
Intangible assets and goodwill at end of period	901,417
Cost | Slots
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	126,547
Additions	0
Intangible assets and goodwill at end of period	126,547
Cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	994,184
Additions	76,603
Intangible assets and goodwill at end of period	1,070,787
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(486,148)
Additions	(75,356)
Intangible assets and goodwill at end of period	(561,504)
Amortization | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(486,148)
Additions	(75,356)
Intangible assets and goodwill at end of period	R$ (561,504)
Amortization | Software | Weighted average rate (p.a.)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average rate (p.a.)	16.00%